SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 124,171		¥ 167,660		¥ 853,740
Short-term investments	36,769		293,533		252,805
Accounts receivable	4,155		20,398	¥ 28,388	28,569
Inventories	30,665		144,056		210,836
Prepayments and other current assets	23,438		104,818		161,147
Total current assets	219,198		730,465		1,507,097
Property and equipment	2,953		17,028		20,302
Intangible assets, net	655		4,751		4,503
Long-term investments	1,620		11,140		11,140
Other non-current assets	491				3,376
Total assets	224,917		763,384		1,546,418
Current liabilities
Accounts payable	(30,872)		(128,140)		(212,258)
Accrued expenses and other current liabilities	(14,873)		(73,018)		(102,261)
Total liabilities	(46,928)		(201,158)		(322,654)
Net revenues	259,759	¥ 1,785,970	959,486	873,837
Total cost and expenses	317,991	2,186,345	1,213,508	1,238,117
Net income (loss)	(55,281)	(380,091)	(248,580)	(417,962)
Net cash used in operating activities	(49,891)	(343,018)	(204,372)	(388,646)
Net cash used in investing activities	6,466	44,454	(36,125)	(267,554)
Net cash provided by financing activities	$ 141,473	972,697	49,500	148,419
Short-term investments
Impairment on available-for-sale debt securities		0	0	0
VIEs | VIEs
Current assets:
Cash and cash equivalents			20,414		8,527
Short-term investments			26,000
Accounts receivable			20,398		28,351
Inventories			143,564		210,285
Prepayments and other current assets			79,648		133,655
Total current assets			290,024		380,818
Property and equipment			5,059		9,962
Intangible assets, net			360		382
Long-term investments			11,140		11,140
Other non-current assets					1,446
Total assets			306,583		403,748
Current liabilities
Accounts payable			(127,965)		(211,954)
Accrued expenses and other current liabilities			(34,124)		(50,356)
Total liabilities			(162,089)		¥ (262,310)
Net revenues		1,785,757	959,153	872,661
Total cost and expenses		(1,809,656)	(930,567)	(865,419)
Net income (loss)		(23,899)	28,586	7,242
Net cash used in operating activities		(112,425)	(124,409)	(148,886)
Net cash used in investing activities		¥ (7,308)	¥ (54)	¥ (473)
Percentage of consolidated revenues	99.00%	99.00%	99.00%	99.00%
Percentage of consolidated total assets	26.00%	26.00%	40.00%
Percentage of consolidated total liabilities	81.00%	81.00%	81.00%
VIEs | Yao Fang or WFOE | VIEs
Current liabilities
Advertising fees and marketing fees charged by WFOE		¥ 79,742	¥ 162,844	¥ 119,684